RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

19.                              RELATED PARTY BALANCES AND TRANSACTIONS

Amounts due from related parties of the Group:

	As of March 31,
	2013	2014

Amounts due from related parties - current:
Amounts due from
Shanghai Huajian Clinic Ltd. (1)	$—	$1,287
Amounts due from shareholder	483	—
	$483	$1,287

Amounts due to related parties of the Group:

	As of March 31,
	2013	2014
Amounts due to related parties - current:
Amounts due to a former non-controlling interest holder(2)	$12,379	$8,049
	$12,379	$8,049

(1)                 Amount represents loan provided by the Group to its equity method investee Shanghai Huajian Clinic Ltd. for daily operating use and the loan is schedule to be repaid in September 2014.

(2)                 On August 1, 2011, iKang Holding signed an agreement with the non-controlling interest holder of iKang Shanghai Xikang Road to purchase the remaining 35% of the equity interest in iKang Shanghai Xikang Road held by the non-controlling interest holders, with consideration of $15,894.  The transaction was closed on December 31, 2011. The group paid first installment of $1,589 in August 2011 within five days after the agreement was signed.  The second installment of $1,589 was paid in February 2012.  In December 2013, $3,941 was repaid and in March 2014, $991 was paid by the Group for individual income tax on behalf of the former non-controlling interest holder. The remaining balance was settled in June 2014.

The amounts due to non-controlling interest holder represents amortized cost of the principal amount.

The group recognized $155, $629 and $504 imputed interest expense for the years ended March 31, 2012, 2013 and 2014, respectively. The effective interest rate of the amount due from non-controlling interest holder is 5.5%.